UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balestra Capital Ltd.
Address: 58 West 40th Street. 12th Floor
         New York, NY  10018

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Marra, CFA, CPA
Title:     Chief Financial Officer
Phone:     212-768-9000

Signature, Place, and Date of Signing:

     /s/ Andrew Marra     New York, NY     August 13, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $112,408 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D A M INC                    COM              00088U108       29    10000 SH       SOLE                    10000        0        0
ANNALY CAP MGMT INC            COM              035710409    17059  1126800 SH       SOLE                  1126800        0        0
CHEVRON CORP NEW               COM              166764100      450     6794 SH       SOLE                     6794        0        0
EXXON MOBIL CORP               COM              30231G102      209     2989 SH       SOLE                     2989        0        0
GREAT PLAINS ENERGY INC        COM              391164100     8552   550000 SH       SOLE                   550000        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109    10125    75000 SH  CALL SOLE                    75000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     9400    20000 SH  CALL SOLE                    20000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    38125  1008200 SH       SOLE                  1008200        0        0
PEACE ARCH ENTMT GROUP INC     COM              704586304        1    20000 SH       SOLE                    20000        0        0
SCIENTIFIC LEARNING CORP       COM              808760102      169    86500 SH       SOLE                    86500        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    13500    25000 SH  CALL SOLE                    25000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2317    25410 SH       SOLE                    25410        0        0
SPDR SERIES TRUST              KBW REGN BK ETF  78464A698     5400    20000 SH  PUT  SOLE                    20000        0        0
SPDR TR                        UNIT SER 1       78462F103     7050    30000 SH  CALL SOLE                    30000        0        0
WAVE SYSTEMS CORP              COM NEW          943526301       22    19971 SH       SOLE                    19971        0        0